Note C - Advances From Related Parties and Related Party Transactions (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Details
Due to Related Parties, Current	$ 60,000	$ 60,000	$ 60,000	$ 0